Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
3GTMS
Acquisition
Cash acquired	$ 773
PackageRoute
Acquisition
Cash acquired	191
Finale Inventory
Acquisition
Cash acquired	$ 250
OCR
Acquisition
Cash acquired		$ 5,743
ASD
Acquisition
Cash acquired		2,475
BoxTop
Acquisition
Cash acquired		1,012
MCP
Acquisition
Cash acquired		2,105
Seller-cloud
Acquisition
Cash acquired		$ 362
GroundCloud
Acquisition
Cash acquired			$ 4,381
Localz
Acquisition
Cash acquired			$ 0